ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 18, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 The Acquirers Fund (S000065204)

Dear Sir or Madam:
On behalf of the Trust and its series, The Acquirers Fund (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among Acquirers Funds, LLC, Toroso Investments, LLC, and the Trust, on behalf of the Fund.
If you have any questions or require further information, please contact Michael D. Barolsky at michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary